Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 142,692	$ 136,467	$ 137,410
Purchases of goods, related party transactions	2,606,205	2,469,280	1,766,494
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	90,114	68,076	82,090
Purchases of goods, related party transactions	2,345,639	2,219,169	560,451
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	46,683	68,391	52,973
Purchases of goods, related party transactions	463	1,003	5,748
Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	5,895	0	2,347
Purchases of goods, related party transactions	$ 260,103	$ 249,108	$ 1,200,295